Equity Investments (Details) - Schedule of Equity Investments - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Common shares
Equity investments	$ 283,081	$ 496,741
Public companies [Member]
Common shares
Equity investments	$ 283,081	$ 496,741